STOCKHOLDERS' EQUITY (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU activity under the Plan

The activity for stock subject to vesting as of June 30, 2021 is as follows (shares in thousands):

	Shares Subject	Weighted-Average
	to Vesting	Purchase Price
Balance of unvested shares as of January 1, 2021	280	$0.0001
Issuance of additional shares	—	—
Vested	(112)	$0.0001
Balance of unvested shares as of June 30, 2021	168	$0.0001

The activity for stock subject to vesting for years ended December 31, 2020 and 2019, are as follows (shares in thousands):

	Shares subject	Weighted Average
	to Vesting	Purchase Price
Balance of unvested shares as of January 1, 2020	5,587	$0.0001
Issuance of additional shares	—	—
Vested	(5,307)	$0.001
Balance of unvested shares as of December 31, 2020	280	$0.001

Schedule of warrants-pricing model

Six Months Ended
June 30, 2020
Risk‑free interest rate	2.0%
Expected volatility	52.5%
Expected life (in years)	7.8
Expected dividend yield	—
Fair value of Common Stock	$3.34

Schedule of Preferred Stock authorized, issued and outstanding

	Prior to Business Combination
Legacy Convertible Preferred Stock Classes	Shares Authorized, Issued and Outstanding	Preferred Stock
Series A Legacy Convertible Preferred Stock, $0.0001 par value	26,189,545	$13,878
Series B Legacy Convertible Preferred Stock, $0.0001 par value	23,675,035	37,806
Series C Legacy Convertible Preferred Stock, $0.0001 par value	13,152,896	44,852
Series D Legacy Convertible Preferred Stock, $0.0001 par value	21,075,193	180,353
Series E Legacy Convertible Preferred Stock, $0.0001 par value	13,450,703	134,667
Series E‑1 Legacy Convertible Preferred Stock, $0.0001 par value	2,494,737	24,977
Total	100,038,109	$436,533

Collaboration Agreement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of warrants-pricing model

	Years Ended December 31,
	2020	2019
Risk‑free interest rate	2.0%	2.0%
Expected volatility	52.5%	52.5%
Expected life (in years)	8.0	8.0 – 8.8
Expected dividend yield	—	—
Fair value of Common Stock	$3.34	$3.34

Technical Technical Research and Development Advisor Services
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of warrants-pricing model

Year Ended December 31,
2020
Risk‑free interest rate	0.5%
Expected volatility	52.5%
Expected life (in years)	0.3
Expected dividend yield	—
Fair value of Common Stock	$7.98

Private Placement Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of warrants-pricing model

Six Months Ended
June 30, 2021
Risk‑free interest rate	0.4% – 0.6%
Expected volatility	55.0%
Expected life (in years)	4.8
Expected dividend yield	—
Fair value of Common Stock	$19.82 – 30.49
Exercise price	$11.50

	As of December 31, 2020	As of December 9, 2020
Risk‑free interest rate	0.4%	0.4%
Expected volatility	50.0%	40.0%
Expected life (in years)	4.9	5
Expected dividend yield	—	—
Fair value of Common Stock	$17.20	$24.77